Income Taxes (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$ 1	$ 3
Deferred revenue	838	340
Accrued expenses	535	469
Net operating loss and tax credit carryforwards	211	644
Lease liability	278	170
Other temporary differences	217	344
Deferred tax asset	2,080	1,970
Deferred tax liabilities:
Property, plant and equipment	(700)	(618)
Right of use assets	(278)	(170)
Undistributed earnings	(875)	(700)
Total deferred tax liabilities	(1,853)	(1,488)
Net deferred tax assets	$ 227	$ 482